Other (Income)/Deductions - Net (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Interest income		$ (226)	$ (333)	$ (391)
Interest expense		1,574	1,316	1,270
Net interest expense		1,348	983	879
Royalty-related income		(648)	(495)	(499)
Net (gains)/losses on asset disposals		(31)	(71)	45
Net gains recognized during the period on investments in equity securities		(454)	(586)	(224)
Net realized (gains)/losses on sales of investments in debt securities		0	141	(45)
Income from collaborations, out-licensing arrangements and sales of compound/product rights		(168)	(488)	(217)
Net periodic benefit costs/(credits) other than service costs		64	(288)	101
Certain legal matters, net		554	157	240
Certain asset impairments		2,843	3,115	395
Business alignment costs		338	63	71
Net losses on early retirement of debt	$ 999	138	3	999
Income (Loss) from Equity Method Investments		(17)	0	0
Other, net		(388)	(417)	(328)
Other (income)/deductions––net		$ 3,578	$ 2,116	$ 1,416